Leases -Lessee, Balance Sheet and Income Statement Effect (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Right-of-use asset - operating	$ 9,561		$ 9,561		$ 10,645
Lease liability - operating	$ 13,052		$ 13,052		$ 14,331
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets		Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other accrued expenses		Accounts payable and other accrued expenses		Accounts payable and other accrued expenses
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 786	$ 740	$ 2,332	$ 2,208